UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

                         Report for the Calendar Year or Quarter Ended: 03/31/03 Check here if Amendment [ ]; Amendment Number:
                                 This Amendment (check only one.):
                                      [ ]   is a restatement.
                                      [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       STRATEGY ASSET MANAGERS LLC.
Address:    535 Madison Avenue - 36th Floor
            New York, New York 10022

Form 13F File Number:  28-
                       ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name:    Christopher Welch
Title:   Chief Financial Officer
Phone :  212-396-8741
Signature, Place, and Date of Signing:

/s/ Christopher Welch
-----------------------
New York, New York
May 9, 2003

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

                              Form 13F Summary Page


                                 Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:     100
                                            ---

Form 13F Information Table Value Total:   $304,349 (thousands)
                                           --------

List of Other Included Managers:

            Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. NONE

-----------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                   (A)    (B)      (C)     (A)   (B)   (C)
-----------------------------------------------------------------------------------------------------------------------------------
3M CO COM                       Common Stock    88579Y101     3,257       25,046            X      0        0       X     0     0
ABBOTT LABS COM                 Common Stock    002824100     2,862       76,097            X      0        0       X     0     0
AETNA INC NEW COM               Common Stock    00817y108     3,035       61,569            X      0        0       X     0     0
ALBERTO CULVER CO CL B CONV     Common Stock    013068101     2,931       59,474            X      0        0       X     0     0
ALCOA INC COM                   Common Stock    013817101     3,436      177,315            X      0        0       X     0     0
AMERICAN EXP CORP               Common Stock    025816109       315        9,478            X      0        0       X     0     0
AMERICAN INTL GROUP COM         Common Stock    026874107       956       19,339            X      0        0       X     0     0
AMERICAN STD COS INC COM        Common Stock    029712106     2,611       37,966            X      0        0       X     0     0
AMGEN INC COM                   Common Stock    031162100       330        5,730            X      0        0       X     0     0
ANHEUSER BUSCH                  Common Stock    035229103     3,900       83,674            X      0        0       X     0     0
AON CORP COM                    Common Stock    037389103       684       33,060            X      0        0       X     0     0
APOLLO GROUP INC CL A           Common Stock    037604105     3,334       66,809            X      0        0       X     0     0
AVENTIS SPONSORED ADR           ADR Sponsored   053561106     3,508       79,460            X      0        0       X     0     0
AVERY DENNISON CORP             Common Stock    053611109     2,621       44,681            X      0        0       X     0     0
AVON PRODUCTS INC               Common Stock    054303102     3,180       55,742            X      0        0       X     0     0
BAKER HUGHES INC                Common Stock    057224107     4,003      133,758            X      0        0       X     0     0
BANK NEW YORK INC COM           Common Stock    064057102     3,011      146,880            X      0        0       X     0     0
BANK OF AMERICA CORP COM        Common Stock    060505104     3,023       45,229            X      0        0       X     0     0
BEAR STEARNS COS INC COM        Common Stock    073902108     3,318       50,573            X      0        0       X     0     0
BED BATH & BEYOND INC COM       Common Stock    075896100     2,575       74,559            X      0        0       X     0     0
BJ SERVICES                     Common Stock    055482103     3,543      103,011            X      0        0       X     0     0
BOEING INC                      Common Stock    097023105       317       12,650            X      0        0       X     0     0
BOSTON SCIENTIFIC CORP COM      Common Stock    101137107     3,465       85,006            X      0        0       X     0     0
CATERPILLAR INC                 Commom Stock    149123101     5,936      120,648            X      0        0       X     0     0
CHEVRONTEXACO CORP              Common Stock    166764100       416        6,440            X      0        0       X     0     0
CINTAS CORP                     Common Stock    172908105     2,181       66,294            X      0        0       X     0     0
CISCO SYSTEMS INC               Common Stock    17275R102     2,523      194,373            X      0        0       X     0     0


                                                               Page 1 of 4


-----------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                   (A)    (B)      (C)     (A)   (B)   (C)
-----------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC COM               Common Stock    172967101     5,617      163,040            X      0        0       X     0     0
COMCAST CORP NEW CL A           Common Stock    20030N101     5,407      189,132            X      0        0       X     0     0
COMCAST CORP NEW CL A SPL       Common Stock    20030N200       256        9,325            X      0        0       X     0     0
CONAGRA FOODS INC               Common Stock    205887102     2,446      121,829            X      0        0       X     0     0
COUNTRYWIDE FINANCIAL CORP.     Common Stock    222372104     3,196       55,588            X      0        0       X     0     0
DELL COMPUTER CORP              Common Stock    247025109     3,082      112,842            X      0        0       X     0     0
DIAMOND OFFSHORE DRILL COM      Common Stock    25271C102       555       28,580            X      0        0       X     0     0
DISNEY WALT CO COM DISNEY       Common Stock    254687106     4,543      266,933            X      0        0       X     0     0
DOVER CORP COM                  Common Stock    260003108     3,940      162,692            X      0        0       X     0     0
EBAY INC COM                    Common Stock    278642103     3,134       36,741            X      0        0       X     0     0
ECOLAB INC COM                  Common Stock    278865100     2,944       59,689            X      0        0       X     0     0
EOG RES INC COM                 Common Stock    26875p101     2,773       70,100            X      0        0       X     0     0
EXXON MOBIL CORP                Common Stock    30231G102     1,006       28,781            X      0        0       X     0     0
FEDEX CORPORATION               Common Stock    31428X106     9,314      169,137            X      0        0       X     0     0
FIRST MIDWEST BANCORP COM       Common Stock    320867104     1,061       41,115            X      0        0       X     0     0
FIRST TENNESSEE NATIONAL        Common Stock    337162101     2,343       59,005            X      0        0       X     0     0
FLUOR CORP                      Common Stock    343412102     4,926      146,272            X      0        0       X     0     0
FOREST LABS INC COM             Common Stock    345838106     3,126       57,915            X      0        0       X     0     0
FORTUNE BRANDS INC COM          Common Stock    349631101     2,733       63,752            X      0        0       X     0     0
FPL GROUP INC                   Common Stock    302571104     2,496       42,359            X      0        0       X     0     0
GANNETT INC COM                 Common Stock    364730101     2,891       41,045            X      0        0       X     0     0
GENERAL ELEC CO COM             Common Stock    369604103     1,123       44,023            X      0        0       X     0     0
GOLDEN WEST FINL DEL COM        Common Stock    381317106     2,589       35,999            X      0        0       X     0     0
HONEYWELL INTL INC COM          Common Stock    438516106     3,542      165,821            X      0        0       X     0     0
I T T INDUSTRIES INC            Common Stock    450911102     2,783       52,100            X      0        0       X     0     0
INTEL CORP COM                  Common Stock    458140100     1,225       75,216            X      0        0       X     0     0
INTERNATIONAL FLAV&FRA COM      Common Stock    459506101     2,788       89,687            X      0        0       X     0     0


                                                               Page 2 of 4


-----------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                   (A)    (B)      (C)     (A)   (B)   (C)
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GAME TEC COM      Common Stock    459902102     3,286       40,126            X      0        0       X     0     0
INTL PAPER CO COM               Common Stock    460146103       536       15,855            X      0        0       X     0     0
INTUIT CORP                     Common Stock    461202103     2,650       71,241            X      0        0       X     0     0
JOHNSON & JOHNSON COM           Common Stock    478160104     2,363       40,833            X      0        0       X     0     0
JOHNSON CTLS INC COM            Common Stock    478366107     2,653       36,618            X      0        0       X     0     0
KELLOGG CO COM                  Common Stock    487836108     2,537       82,783            X      0        0       X     0     0
KINDER MORGAN INC KANS COM      Common Stock    49455p101     4,500      100,011            X      0        0       X     0     0
LOCKHEED MARTIN CORP COM        Common Stock    539830109     7,370      154,985            X      0        0       X     0     0
LUBRIZOL CORP COM               Common Stock    549271104     1,027       34,220            X      0        0       X     0     0
MCKESSON CORP COM               Common Stock    58155Q103     4,095      164,269            X      0        0       X     0     0
MEDTRONIC INC                   Common Stock    585055106     6,301      139,652            X      0        0       X     0     0
MERCK & CO INC                  Common Stock    589331107       578       10,543            X      0        0       X     0     0
MEREDITH CORP COM               Common Stock    589433101     2,627       68,810            X      0        0       X     0     0
MICROSOFT CORP COM              Common Stock    594918104     4,597      189,882            X      0        0       X     0     0
MOTOROLA INC COM                Common Stock    620076109     2,454      297,097            X      0        0       X     0     0
NOBLE CORPORATION SHS           Common Stock    g65422100     2,406       76,563            X      0        0       X     0     0
NORFOLK SOUTHERN                Common Stock    655844108     2,380      128,255            X      0        0       X     0     0
ORACLE CORP                     Common Stock    68389X105     3,083      284,202            X      0        0       X     0     0
PACTIVE CORP COM                Common Stock    695257105     3,111      153,229            X      0        0       X     0     0
PEPSI BOTTLING GROUP COM        Common Stock    713409100     1,867      104,104            X      0        0       X     0     0
PEPSICO INC                     Common Stock    713448108     5,426      135,652            X      0        0       X     0     0
PFIZER INC COM                  Common Stock    717081103     1,111       35,659            X      0        0       X     0     0
PRAXAIR INC                     Cpmmon Stock    74005P104     2,523       44,771            X      0        0       X     0     0
PROCTER & GAMBLE CO COM         Common Stock    742718109     6,713       75,386            X      0        0       X     0     0
PROGRESSIVE CORP                Common Stock    743315103     5,130       86,488            X      0        0       X     0     0
RIO TINTO PLC SPONSORED ADR     ADR Sponsored   767204100     5,153       68,073            X      0        0       X     0     0
SAFECO CORP COM                 Common Stock    786429100     2,843       81,292            X      0        0       X     0     0


                                                               Page 3 of 4


-----------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                   (A)    (B)      (C)     (A)   (B)   (C)
-----------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP COM         Common Stock    806605101     3,411      191,306           X      0        0       X     0     0
SLM CORP.                        Common Stock    78442P106     3,335       30,065           X      0        0       X     0     0
SONY CORP ADR NEW                ADR Sponsored   835699307       398       11,325           X      0        0       X     0     0
ST PAUL COS INC                  Common Stock    792860108     3,837      120,655           X      0        0       X     0     0
STARBUCKS CORP COM               Common Stock    855244109     2,522       97,885           X      0        0       X     0     0
STRYKER CORP COM                 Common Stock    863667101     2,763       40,242           X      0        0       X     0     0
TOTAL FINA ELF S A SPONSORED
  ADR                            ADR Sponsored   89151E109     4,676       73,903           X      0        0       X     0     0
TRIBUNE CO NEW COM               Common Stock    896047107     2,531       56,233           X      0        0       X     0     0
UNILEVER N V N Y SHS NEW          ADR Stock      904784709     4,202       70,695           X      0        0       X     0     0
UNITED TECHNOLOGIES              Common Stock    913017109     2,473       42,798           X      0        0       X     0     0
VALERO ENERGY CORP NEW COM       Common Stock    91913Y100     5,477      132,357           X      0        0       X     0     0
VERIZON COMMUNICATIONS COM       Common Stock    92343v104       221        6,243           X      0        0       X     0     0
VODAFONE GROUP PLC NEW SPONSORED
  ADR                            ADR Sponsored   92857W100     4,251      233,334           X      0        0       X     0     0
WELLPOINT HLT NETW NEW COM       Common Stock    94973H108     3,363       43,816           X      0        0       X     0     0
WELLS FARGO & CO NEW COM         Common Stock    949746101     8,571      190,508           X      0        0       X     0     0
WORTHINGTON INDS. INC.           Common Stock    981811102     1,746      146,357           X      0        0       X     0     0
WRIGLEY WM JR CO COM             Common Stock    982526105     3,387       59,950           X      0        0       X     0     0
XL CAPITAL LTD                   ADR Sponsored   G98255105     4,754       67,170           X      0        0       X     0     0

                                                             304,349   8,599,019



                                                               Page 4 of 4